Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	$ 947,371	$ 887,895
Goodwill additions during the period	49,573	62,917
Adjustments to prior year acquisitions	(22)	250
Tax benefit from the exercise of continuation options	(2,506)	(71)
Effect of foreign currency translation	2,928	(3,620)
Ending balance	$ 997,344	$ 947,371